Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Summary of Intangible assets

	2022
Changes in costs	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance
Placement agents (a)	36,804	5,263	(50)	—	—	131	42,148
Contractual rights (b)	44,156	—	—	—	—	—	44,156
Non-contractual customer relationships (c)	84,705	—	—	335	25,366	185	110,591
Software	1,848	1,273	—	—	264	130	3,515
Brands	15,428	—	—	—	3,617	30	19,075
Goodwill (d)	242,891	—	—	(335)	34,025	238	276,819
Total - Cost of intangible assets	425,832	6,536	(50)	—	63,272	714	496,304

	2022
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing Balance
(-) Placement agents (a)	(30,996)	(1,442)	—	—	—	(65)	(32,503)
(-) Contractual rights (b)	(34,051)	(2,526)	—	—	—	—	(36,577)
(-) Non-contractual customer relationships (c)	(785)	(9,773)	—	—	—	(95)	(10,653)
(-) Software	(839)	(410)	—	—	(264)	(26)	(1,539)
(-) Brands	(253)	(3,228)	—	—	—	(30)	(3,511)
Total - Accumulated amortization	(66,924)	(17,379)	—	—	(264)	(216)	(84,783)
Intangible assets, net	358,908	(10,843)	(50)	—	63,008	498	411,521

	2021
Changes in costs	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing balance
Placement agents (a)	36,896	—	—	—	—	(92)	36,804
Contractual rights (b)	44,156	—	—	—	—	—	44,156
Non-contractual customer relationships (c)	—	—	—	—	85,619	(914)	84,705
Software	1,313	292	(407)	324	397	(71)	1,848
Brands	—	—	—	—	15,598	(170)	15,428
Goodwill (d)	—	—	—	—	244,367	(1,476)	242,891
Total - Cost of intangible assets	82,365	292	(407)	324	345,981	(2,723)	425,832

	2021
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA(*)	Closing Balance
(-) Placement agents (a)	(28,915)	(2,148)	—	—	—	67	(30,996)
(-) Contractual rights (b)	(30,428)	(3,623)	—	—	—	—	(34,051)
(-) Non-contractual customer relationships (c)	—	(785)	—	—	—	—	(785)
(-) Software	(665)	(164)	407	(422)	(39)	44	(839)
(-) Brands	—	(253)	—	—	—	—	(253)
Total - Accumulated amortization	(60,008)	(6,973)	407	(422)	(39)	111	(66,924)
Intangible assets, net	22,357	(6,681)	—	(98)	345,942	(2,612)	358,908

	2020
Changes in costs	Opening balance	Additions	Disposals	Transfer	CTA(*)	Closing Balance
Placement agents (a)	35,284	2,000	—	—	(388)	36,896
Contractual rights (b)	44,156	—	—	—	—	44,156
Software	887	497	—	—	(71)	1,313
Total - Cost of intangible assets	80,327	2,497	—	—	(459)	82,365

	2020
Changes in accumulated amortization	Opening Balance	Additions	Disposals	Transfer	CTA(*)	Closing Balance
(-) Placement agents (a)	(27,387)	(2,300)	—	—	772	(28,915)
(-) Contractual rights (b)	(26,805)	(3,623)	—	—	—	(30,428)
(-) Software	(678)	(84)	—	—	97	(665)
Total - Accumulated amortization	(54,870)	(6,007)	—	—	869	(60,008)
Intangible assets, net	25,457	(3,510)	—	—	410	22,357
As of December 31, 2022, 2021 and 2020, there was no impairment indication for any of these assets.
(a)    Placement agents refer to amounts capitalized relating to agreements with investment placement agents relating to fundraising. These assets are amortized based on the estimated duration of the respective investment funds. In case of an early liquidation of an investment fund, the amortization period is also adjusted. The remaining balance, as of December 31, 2022, is expected to be amortized as shown below:

	2023	2024	2025	2026	2027	2028	2029	2030	2031	2032	Total
Placement agent fees	1,740	1,636	1,518	725	725	707	702	702	702	488	9,645

The remaining balance, as of December 31, 2021, was expected to be amortized as shown below:

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031	Total
Placement agent fees	1,403	1,208	1,108	990	197	197	180	175	175	175	5,808
(b)    Contractual rights refer to the management of the Infrastructure GP II, Ltd.and Infrastructure III SLP, Ltd. investment funds. These rights were recorded as a result of the acquisition of control of the P2 Group on December 25, 2015 from Promon International Inc. The purchase agreement includes contingent consideration that will be paid to Promon International Inc. based on the performance of P2 Brasil Private Infrastructure General Partner II Ltd., expected to be settled only if the performance criteria is achieved. As of the date of these financial statements, no amounts were due relating to these agreements. These intangible assets were recorded based on their respective fair values using estimates of expected future earnings on the acquisition date.
(c)    Non-contractual customer relationships refer to client relationships of Moneda, VBI and Igah, acquired for the benefit of the Group through rendering of ordinary business activities by the acquired entities. VBI customer relationships have a longer expected amortization period based on the nature of the capital structure of the underlying investment funds consisting of permanent capital. Brands refer to Moneda and VBI brands acquired through business combination. The table below includes the amortization period:

Intangible asset	Amortization period
	Moneda	VBI	Igah
Non-contractual customer relationships	9 years	29 years	5 years
Brands	5 years	8 years	—
(d)    The goodwill recognized on the acquisition of Moneda, VBI and Igah are not deductible for tax purposes and until (i) there is a merger with the acquired company and remains unrecognized unless (ii) the acquired companies are able to generate sufficient taxable income after merger to utilize any tax benefit and (iii) considering the impact from local tax laws and regulations in the countries that the acquired companies operate in after merger.

All goodwill recognized during 2022 relates to business combination transactions of which the recoverable amount of acquired entities based on value in use. Key assumptions to determine the value in use includes discounted cash flow calculations based on current and past performance forecasts and considering current market indicators listed below for the respective countries in which the entities operate.

There were no changes to assumptions between acquisition dates for VBI (July 1, 2022) and Igah (November 30, 2022) and December 31, 2022. The Group performs an impairment test annually and when circumstances indicate the carrying value may be impaired. No impairment losses on goodwill have been recognized in the current and prior year based on determining recoverable amount based on value in use.
In addition, goodwill was recorded from the acquisition of Kamaroopin. The details of that goodwill intangible assets and the inputs used to value it is discussed in note 12(c). This goodwill is component of the carrying value of Kamaroopin and disclosed as Investments in associates on the Consolidated Statement of Financial Position.
Summary of remaining balance expected to be amortized	The remaining balance, as of December 31, 2022, is expected to be amortized as shown below:

	2023	2024	2025	2026	2027	2028	2029	2030	2031	2032	Total
Placement agent fees	1,740	1,636	1,518	725	725	707	702	702	702	488	9,645

The remaining balance, as of December 31, 2021, was expected to be amortized as shown below:

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031	Total
Placement agent fees	1,403	1,208	1,108	990	197	197	180	175	175	175	5,808

Disclosure of intangible assets with finite useful life	The table below includes the amortization period:

Intangible asset	Amortization period
	Moneda	VBI	Igah
Non-contractual customer relationships	9 years	29 years	5 years
Brands	5 years	8 years	—

Summary of the Inputs to determine value in use

Inputs to determine fair value of Goodwill
Forecast period	February 1, 2022 - December 31, 2031
Annual inflation rate – Brazil	3.2% - 5.4%
Annual inflation rate – United States of America	2.0% - 2.1%
Discount rate	15.9%- 18.9%

2022 - Inputs to Moneda impairment test
Forecast period	January 1, 2023 - December 31, 2028
Annual inflation rate – Chile	3%
Annual inflation rate – United States of America	2%
USD/CLP average exchange rate	815 – 830
Discount rate	12.1% - 13.7%
Tax rate	27% to 35%

2021 - Inputs to determine fair value of Moneda goodwill on acquisition
Forecast period	January 1, 2022 - December 31, 2026
GDP Growth rate - Chile	2% - 3%
GDP Growth rate - United States of America	2% - 3%
Annual inflation rate – Chile	3% - 4.4%
Annual inflation rate – United States of America	2.3% to 3.5%
USD/CLP average exchange rate	736 – 751
Discount rate	13.9% - 16.77%

2022 - Inputs to determine fair value goodwill on acquisition
	VBI	Igah
Forecast period	July 1, 2022 – December 31, 2029	January 1, 2023 – December 31, 2030
Annual inflation rate – Brazil	3.3% - 8.1%	1.9% - 8.1%
Discount rate	11.8%	15.31%
Tax rate	34%	34%

Disclosure of Goodwill Per Acquisition	(e) The following reflects the composition of goodwill included in intangible assets allocated per acquisition:

	2022	2021
Moneda	242,508	242,891
VBI	15,760	—
Igah	18,551	—
Balance	276,819	242,891

Summary of breakdown of the total intangible assets
(f)     The following is the breakdown of intangible assets by region:

	2022	2021
Brazil*	43,762	696
Cayman Islands	224,486	219,019
Chile **	132,520	139,184
United States of America	10,747	—
Other	6	9
Balance	411,521	358,908
Intangible assets are allocated based on where the assets are located and include acquired intangible assets. For acquired intangible assets, we consider that the location of the intangibles is best reflected by the location of the manager of those assets.
*Goodwill and fair value adjustments to assets and liabilities allocated to Brazil includes the impact from business combination with VBI.
** Goodwill and fair value adjustments to assets and liabilities allocated to Chile includes the impact from Moneda for acquisition of MAM I.